Selling expenses (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Schedule of selling expenses

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Transport	33,006	28,686	19,554
Taxes, rates and contributions	14,908	16,522	13,921
Fees and compensation for services	10,490	5,137	2,806
Tax on bank account transactions	10,388	9,595	6,061
(Reversal of) allowance for expected credit losses (Note 17)	—	(36)	406

Total selling expenses	68,792	59,904	42,748